NORTHERN LIGHTS FUND TRUST

May 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	The Biondo Focus Fund BTS Enhanced Equity Income Fund BTS Managed Income Fund BTS Tactical Fixed Income Fund TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1537,1538,1539,1540, and 1542 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of The Biondo Focus Fund, BTS Enhanced Equity Income Fund BTS Managed Income Fund, BTS Tactical Fixed Income Fund, and TransWestern Institutional Short Duration Government Bond Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
The Biondo Focus Fund	1537	0001580642-26-002568	April 20, 2026
BTS Enhanced Equity Income Fund	1538	0001580642-26-002593	April 21, 2026
BTS Managed Income Fund	1539	0001580642-26-002594	April 21, 2026
BTS Tactical Fixed Income Fund	1540	0001580642-26-002595	April 21, 2026
TransWestern Institutional Short Duration Government Bond Fund	1542	0001580642-26-002596	April 22, 2026

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary